Subsequent Events (Details Narrative) (10-Q) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 13, 2016	Dec. 01, 2016	Dec. 01, 2016	Dec. 01, 2016	Oct. 31, 2016	Jul. 31, 2016
Proceeds from private placement
Aggregate number of shares						13,906
Purchase price per share					$ 0.85
Subsequent Event [Member] | Officers and Directors [Member] | RSU Cancellation Agreement [Member]
Aggregate number of vested shraes of common stock	3,900,000
2016 Private Placement Financing [Member] | Subsequent Event [Member] | 2016 Investor Warrants [Member]
Warrant term		5 years
Warrant exercise price		$ 1.25	$ 1.25	$ 1.25
Warrant exercisable description		The Warrants are exercisable on a cashless basis if at any time after the six-month anniversary of the December Closing date
2016 Private Placement Financing [Member] | Subsequent Event [Member] | 2016 Placement Agent Warrant [Member]
Number of warrants issued to purchase common stock				117,647
Warrant exercise price		$ 1.275	$ 1.275	$ 1.275
2016 Private Placement Financing [Member] | Subsequent Event [Member] | Accredited Investors [Member]
Proceeds from private placement			$ 1,000,000
Aggregate number of shares			1,176,472
Purchase price per share		$ 0.85	$ 0.85	$ 0.85
2016 Private Placement Financing [Member] | Subsequent Event [Member] | Accredited Investors [Member] | 2016 Investor Warrants [Member]
Number of warrants issued to purchase common stock		1,176,472
Warrant term		5 years
Aggregate cash fees paid to placement agent		$ 100,000
Due diligence fees paid		12,000
Reimbursement of counsel fees		35,000
Forgoing fees and other expenses expected approximately		$ 775,000